Consolidated Statements of Stockholders' Deficit - USD ($)	Preferred Stock [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Accumulated Deficit [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Total
Balances (in shares) at Dec. 31, 2014	1,165	60,726,519
Balances at Dec. 31, 2014	$ 1	$ 60,727	$ 86,584,472	$ (88,184,123)	$ (12,477)	$ (1,551,400)
Net loss				(4,810,285)		(4,810,285)
Preferred stock conversion (in shares)	(1,165)	2,330,000
Preferred stock conversion	$ (1)	$ 2,330	(2,329)			0
Warrant exercise						0
Stock-based compensation - options			504,534			504,534
Foreign currency translation adjustment					(20,685)	(20,685)
Balances (in shares) at Dec. 31, 2015	0	63,056,519
Balances at Dec. 31, 2015	$ 0	$ 63,057	87,086,677	(92,994,408)	(33,162)	(5,877,836)
Net loss				(6,439,040)		(6,439,040)
Series A Warrant conversion to stock (in shares)	293	7,447,954
Series A Warrant conversion to stock	$ 0	$ 7,447	880,971			888,418
Equity Offering (in shares)		30,016,670
Equity Offering		$ 30,017	1,566,838			1,596,855
Preferred stock conversion (in shares)	(293)	3,657,278
Preferred stock conversion	$ 0	$ 3,657	(3,657)			0
Peak One - Convertible Debenture (in shares)		835,000
Peak One - Convertible Debenture		$ 835	49,265			50,100
PIPE Offering (in shares)		28,300,001
PIPE Offering		$ 28,300	1,499,900			1,528,200
Warrant exercise (in shares)		843,333
Warrant exercise		$ 843	66,623			67,466
Cashless warrant conversion (in shares)		2,627,821
Cashless warrant conversion		$ 2,628	263,093			265,721
Shares issued for services (in shares)		435,392
Shares issued for services		$ 436	43,104			43,540
Stock-based compensation - options			547,842			547,842
Beneficial conversion feature on debt			191,231			191,231
Warrants issued for services			186,410			186,410
Warrants issued with short term loan			58,400			58,400
Foreign currency translation adjustment					(18,907)	(18,907)
Balances (in shares) at Dec. 31, 2016	0	137,219,968
Balances at Dec. 31, 2016	$ 0	$ 137,220	$ 92,436,697	$ (99,433,448)	$ (52,069)	(6,911,600)
Net loss						(2,760,794)
Warrant exercise						93,067
Balances at Sep. 30, 2017						$ (9,023,263)